SHORT-TERM AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Short-term and Long-term Debt
The following table sets forth the Company’s total consolidated borrowings. Short-term and long-term debt consists of the following:

	December 31,
	2022	2021
	(in millions)
Short-term debt:
CLO short-term debt (5.74%) (1)	$239	$92
Current portion of long-term debt (2)	520	—
Total short-term debt	759	92
Long-term debt:
Senior Notes (5.00%, due 2048)	1,481	1,481
Senior Notes (4.35%, due 2028)	1,491	1,490
Senior Notes (3.90%, due 2023)	—	519
Senior Debentures, (7.00%, due 2028)	350	349
Total long-term debt	3,322	3,839
Total borrowings	$4,081	$3,931
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(1) CLO Warehousing Debt related to VIE consolidation of CLO investment.
(2) Current portion of Long-term debt have been reclassified to short-term debt for the year ended December 31, 2022 as the maturity date is within one year of year ended December 31, 2022.